Annual Total Returns- Federated Hermes Institutional Money Market Management (Service Shares) [BarChart] - Service Shares - Federated Hermes Institutional Money Market Management - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.16%	0.76%	1.72%	2.06%	0.44%